CONDENSED CONSOLDIATED STATEMENTS OF COMPREHENSIVE LOSS (unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
REVENUE
Services revenue	[1]	$ 27,091,882	$ 28,236,482
Services revenue - related parties	[1]	32,961,657	1,146,554
Product revenue	[1]	3,372,063	1,281,745
Product revenue - related parties	[1]	11,540,419	1,918,078
Total Revenue	[1]	74,966,021	32,582,859
COST AND EXPENSES
Services cost of revenue	[1],[2]	45,460,804	26,093,376
Services cost of revenue - related parties	[1]	429,917	117,046
Product cost of revenue	[1],[3]	12,607,265	6,180,754
Product cost of revenue - related parties	[1]	0	0
Selling, general and administrative	[1]	6,412,544	3,505,629
Selling, general and administrative - related parties	[1]	324,254	108,245
Depreciation and amortization	[1]	17,237,251	17,751,072
Total cost and expenses	[1]	82,472,035	53,756,122
Operating loss	[1]	(7,506,014)	(21,173,263)
OTHER (EXPENSE) INCOME
Interest expense	[1]	(397,184)	(1,296,356)
Other, net	[1]	(184,146)	(990)
Total other expense	[1]	(581,330)	(1,297,346)
Loss before income taxes	[1]	(8,087,344)	(22,470,609)
(Benefit) provision for income taxes	[1]	(3,106,065)	894,360
Net loss	[1],[4]	(4,981,279)	(23,364,969)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	[1],[5]	228,110	1,975,351
Comprehensive loss	[1]	$ (4,753,169)	$ (21,389,618)
Net loss per share (basic and diluted) (in dollars per share) (Note 9)	[1]	$ (0.13)	$ (0.78)
Weighted average number of shares outstanding (in shares) (Note 9)	[1]	37,500,000	30,000,000
Exclusive of depreciation and amortization	[1]	$ 15,837,735	$ 16,348,075
Exclusive of depreciation and amortization	[1]	1,361,715	1,366,682
Net of tax	[1]	$ 20,143	$ 0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Exclusive of depreciation and amortization of 15,837,753 and 16,348,075, for Three Months Ended March 31 2017 and 2016, respectively.
[3]	Exclusive of depreciation and amortization of 1,018,241 and 1,029,201, for Three Months Ended March 31 2017 and 2016, respectively.
[4]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[5]	Net of tax of 20,143 and 0 for Three Months Ended March 31 2017 and 2016, respectively.